PAINEWEBBER CASHFUND, INC.                                         ANNUAL REPORT

Dear Shareholder,                                                   May 15, 2000

We are pleased to present you with the annual report for PaineWebber Cashfund, Inc. (the "Fund") for the fiscal year ended March 31, 2000.

MARKET REVIEW
--------------------------------------------------------------------------------
[ICON] The Fund's fiscal year was a difficult time for the fixed income market. Rapid economic growth caused the Federal Reserve to increase short-term interest rates. Yields on fixed income securities rose as interest rates rose, causing losses in almost every sector of the bond market. Diversion of investment funds into technology stocks hurt the bond markets, as did supply surges brought on by Y2K worries. Finally, the market was disrupted by the U.S. Treasury's announcement of a $30 billion buyback of long-term debt for calendar year 2000. Short-term yields (as measured by the 90-day U.S. Treasury bill) rose from 4.47% to 5.89% during the fiscal year and created more difficult conditions for money market funds. But because of their emphasis on safety, money market funds fared better than the broad bond market.


PORTFOLIO REVIEW
--------------------------------------------------------------------------------

PERFORMANCE AND CHARACTERISTICS                  3/31/00          9/30/99
--------------------------------------------------------------------------------
Seven-Day Yield+                                  5.49%            4.79%
Weighted Average Maturity                        34 days          48 days
Net Assets                                    $6.1 billion    $5.7 billion
--------------------------------------------------------------------------------

+ Yields will fluctuate.


HIGHLIGHTS

   We expected interest rates to rise during the Fund's fiscal year, and therefore kept the Fund's weighted-average maturity at or below its peer group average. As 2000 approached we increased the Fund's weighting in U.S. government and agency obligations to emphasize liquidity and principal stability in the event of any Y2K problems. The new century dawned without major problems, and with the Y2K issue behind us we began to restructure the Fund to balance its goals of principal stability and current income. Due to the Fund's conservative posture, we kept the allocation to U.S. government securities fairly high. Throughout the fiscal year, we maintained the Fund's focus on top-tier credit quality instruments.

[Sidenote:]
PAINEWEBBER CASHFUND, INC.

INVESTMENT GOAL:
Principal stability and
current income

PORTFOLIO MANAGER:
Susan P. Ryan
Mitchell Hutchins Asset
Management Inc.

COMMENCEMENT:
May 1, 1978

DIVIDEND PAYMENTS:
Monthly

ANNUAL REPORT

SECTOR ALLOCATION*             3/31/00                                9/30/99
--------------------------------------------------------------------------------
Commercial Paper                65.4%     Commercial Paper             64.5%
U.S. Gov't & Agency             23.0      U.S. Gov't & Agency          24.5
Short-Term Corporate             4.6      Bank Notes                    5.9
Bank Notes                       3.5      Mutual Funds                  3.1
Mutual Funds                     2.5      Short-Term Corporate          1.1
Certificates of Deposit          0.8      Certificates of Deposit       0.9
Bankers Acceptance               0.2
--------------------------------------------------------------------------------
Total                          100.0    Total                         100.0

OUTLOOK
--------------------------------------------------------------------------------

   We expect an active Fed and rising rates across the yield curve in the first half of 2000. We look for moderating economic growth in the second half of the year, and believe interest rates will stabilize in response to current growth and the absence of real inflationary pressure. As always, we intend to maintain the Fund's emphasis on liquidity, high credit quality and portfolio diversity.

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW of a fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor.

Sincerely,




/s/Margo Alexander          /s/ Brian M. Storms        /s/ Dennis L. McCauley

MARGO ALEXANDER             BRIAN M. STORMS            DENNIS L. MCCAULEY
Chairman and                President and              Managing Director and
Chief Executive Officer     Chief Operating Officer    Chief Investment Officer-
Mitchell Hutchins           Mitchell Hutchins          Fixed Income
Asset Management Inc.       Asset Management Inc.      Mitchell Hutchins
                                                       Asset Management Inc.




/s/Susan P. Ryan

SUSAN P. RYAN
Senior Vice President
Mitchell Hutchins
Asset Management Inc.
Portfolio Manager,
PaineWebber Cashfund, Inc.




   This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended March 31, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

* Weightings represent percentages of portfolio assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.
(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER CASHFUND, INC.

STATEMENT OF NET ASSETS                                           MARCH 31, 2000

PRINCIPAL
 AMOUNT
 (000)                                                                      MATURITY DATES         INTEREST RATES         VALUE
---------                                                                --------------------    ------------------   --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--23.04%
$  45,000  U.S. Treasury Bills ......................................... 07/20/00 to 11/09/00     4.870 to 5.203%@    $   44,072,352
   44,000  Federal Farm Credit Bank .................................... 05/04/00 to 05/08/00          5.900@             43,746,300
  196,300  Federal Home Loan Bank ...................................... 04/05/00 to 06/02/00     5.625 to 5.880@        196,134,649
  128,000  Federal Home Loan Bank ...................................... 04/03/00 to 04/04/00     6.200 to 6.395*        127,990,721
  541,435  Federal Home Loan Mortgage Corporation ...................... 04/04/00 to 03/01/01     5.720 to 6.080*        538,963,269
   40,000  Federal Home Loan Mortgage Corporation ......................       04/04/00                6.385*             40,000,565
  109,000  Federal National Mortgage Association ....................... 04/03/00 to 04/28/00     4.650 to 5.925@        108,867,106
   30,000  Federal National Mortgage Association .......................       04/03/00                6.120*             29,994,672
  215,350  Student Loan Marketing Association ..........................       04/04/00           6.235 to 6.585@        215,312,799
   50,000  Tennessee Valley Authority ..................................       04/03/00                5.890              49,983,639
                                                                                                                      --------------
Total U.S. Government and Agency Obligations (cost--$1,395,066,072) ....                                               1,395,066,072
                                                                                                                      --------------

DOMESTIC BANKERS ACCEPTANCE--0.16%
    9,500  Chase Manhattan Bank (cost--$9,471,595) .....................       04/19/00                5.980@              9,471,595
                                                                                                                      --------------

DOMESTIC BANK NOTES--3.45%
   65,000  First Tennessee Bank N.A. Memphis ...........................       04/04/00           6.405 to 6.445          65,000,000
   73,000  Key Bank N.A. ............................................... 04/25/00 to 06/26/00     5.650 to 5.750          72,999,632
   65,000  LaSalle National Bank ....................................... 07/17/00 to 02/05/01     5.650 to 6.700          64,980,379
    6,000  Nationsbank N.A. ............................................       06/01/00                5.390               5,997,115
                                                                                                                      --------------
Total Bank Notes (cost--$208,977,126) ..................................                                                 208,977,126
                                                                                                                      --------------

DOMESTIC CERTIFICATE OF DEPOSIT--0.82%
   50,000  Harris Trust & Savings Bank (cost--$50,000,000) .............       04/06/00                5.880              50,000,000
                                                                                                                      --------------

COMMERCIAL PAPER@--65.30%
AGRICULTURE--0.80%
   48,404  Cargill Incorporated ........................................       04/03/00                6.250              48,387,193
                                                                                                                      --------------

ASSET BACKED-AUTO & TRUCK--0.83%
   50,000  New Center Asset Trust ......................................       04/05/00                6.010              49,966,611
                                                                                                                      --------------

ASSET BACKED-BANKING--3.69%
   95,000  Atlantis One Funding Corporation ............................ 04/04/00 to 05/12/00     5.910 to 5.930          94,532,490
  114,375  Centric Capital Corporation ................................. 04/11/00 to 05/19/00     5.920 to 6.060         114,014,828
   15,000  WoodStreet Funding Corporation ..............................       05/12/00                5.900              14,899,209
                                                                                                                      --------------
                                                                                                                         223,446,527
                                                                                                                      --------------

ASSET BACKED-FINANCE--0.33%
   20,000  Beta Finance Incorporated ...................................       04/14/00                5.880              19,957,533
                                                                                                                      --------------

ASSET BACKED-MISCELLANEOUS--12.60%
   10,000  Asset Securitization Cooperative Corporation ................       04/11/00                6.000               9,983,333
   50,000  Delaware Funding Corporation ................................       04/04/00                5.850              49,975,625


                                                                               3


PAINEWEBBER CASHFUND, INC.

PRINCIPAL
 AMOUNT
 (000)                                                                      MATURITY DATES         INTEREST RATES         VALUE
---------                                                                --------------------    ------------------   --------------
COMMERCIAL PAPER@--(CONTINUED)
ASSET BACKED-MISCELLANEOUS--(CONCLUDED)
$  32,007  Enterprise Funding Corporation .............................. 04/03/00 to 04/06/00          5.880%         $   31,989,210
   55,000  Falcon Asset Securitization Corporation ..................... 04/18/00 to 04/19/00     5.890 to 5.920          54,843,255
   53,582  Parthenon Receivables Funding LLC ...........................       05/15/00                5.970              53,191,030
  144,760  Preferred Receivables Funding Corporation ................... 04/13/00 to 05/22/00     5.850 to 5.970         144,263,853
  133,883  Quincy Capital Corporation .................................. 04/10/00 to 04/19/00     5.880 to 5.910         133,661,536
   80,214  Receivables Capital Corporation ............................. 04/10/00 to 04/11/00     5.920 to 6.020          80,087,670
  130,151  Triple-A One Funding ........................................ 04/04/00 to 04/20/00     5.870 to 6.060         129,978,761
   25,000  Variable Funding Capital Corporation ........................       04/20/00                6.050              24,920,174
   50,000  Variable Funding Capital Corporation ........................ 04/06/00 to 04/10/00     5.896 to 5.966          50,000,000
                                                                                                                      --------------
                                                                                                                         762,894,447
                                                                                                                      --------------

AUTO & TRUCK--5.96%
   79,470  BMW US Capital Incorporated ................................. 04/03/00 to 04/24/00     5.870 to 6.000          79,298,394
   75,000  Daimler-Chrysler N.A. Holding Corporation ................... 04/10/00 to 04/11/00     5.970 to 6.030          74,878,938
   65,000  Ford Motor Credit Corporation ...............................       04/06/00           5.870 to 5.950          64,946,840
  100,000  General Motors Acceptance Corporation ....................... 04/06/00 to 04/10/00     5.850 to 5.870          99,869,625
   42,000  PACCAR Financial Corporation ................................ 04/06/00 to 04/26/00     5.840 to 6.020          41,875,602
                                                                                                                      --------------
                                                                                                                         360,869,399
                                                                                                                      --------------

BANKING-DOMESTIC--10.38%
   25,000  BBL North America Funding Corporation .......................       04/13/00                5.990              24,950,083
   50,000  BCI Funding Corporation .....................................       04/03/00                5.840              49,983,778
   25,000  Canadian Imperial Holdings Incorporated .....................       04/17/00                5.970              24,933,667
   80,434  Cregem North America Incorporated ........................... 04/04/00 to 04/18/00     5.830 to 5.850          80,325,634
   25,000  Den Danske Corporation ......................................       04/06/00                5.850              24,979,688
   45,000  Dexia Clf Finance Company ................................... 04/10/00 to 04/14/00     5.850 to 5.860          44,921,125
  101,000  Fortis Funding LLC .......................................... 04/06/00 to 04/14/00     5.830 to 6.000         100,826,376
   98,500  Santander Finance (Delaware) Incorporated ................... 04/10/00 to 05/04/00     5.850 to 5.910          98,057,252
   15,000  Societe Generale North America, Incorporated ................       04/04/00                5.850              14,992,688
   45,000  Unifunding Incorporated ..................................... 04/10/00 to 04/17/00     5.850 to 6.000          44,910,104
  120,000  Westpac Capital Corporation ................................. 04/07/00 to 05/11/00     5.750 to 5.860         119,669,736
                                                                                                                      --------------
                                                                                                                         628,550,131
                                                                                                                      --------------

BROKER-DEALER--7.24%
  125,000  Bear Stearns Companies, Incorporated ........................ 04/04/00 to 05/08/00          5.940             124,377,125
  160,000  Goldman Sachs Group Incorporated ............................ 04/04/00 to 04/20/00     5.850 to 5.860         159,739,925
   50,000  Merrill Lynch & Company Incorporated ........................       04/05/00                5.830              49,967,611
   50,000  Morgan Stanley Dean Witter & Company ........................       05/18/00                5.910              49,614,208
   55,000  Morgan Stanley Dean Witter & Company ........................       04/03/00                6.525              55,000,000
                                                                                                                      --------------
                                                                                                                         438,698,869
                                                                                                                      --------------

BUILDING MATERIALS--0.07%
    4,000  Sherwin Williams Company ....................................       04/06/00                5.840               3,996,756
                                                                                                                      --------------

CHEMICALS--0.16%
   10,000  Henkel Corporation ..........................................       04/07/00                5.880               9,990,200
                                                                                                                      --------------

4

PAINEWEBBER CASHFUND, INC.

PRINCIPAL
 AMOUNT
 (000)                                                                      MATURITY DATES         INTEREST RATES         VALUE
---------                                                                --------------------    ------------------   --------------
COMMERCIAL PAPER@--(CONTINUED)
CONSUMER GOODS--0.92%
$  10,500  Kimberly Clark Corporation ..................................       04/11/00                5.970%         $   10,482,588
   45,700  Procter & Gamble Company .................................... 04/14/00 to 05/09/00     5.930 to 6.010          45,497,076
                                                                                                                      --------------
                                                                                                                          55,979,664
                                                                                                                      --------------

DRUGS, HEALTH CARE--3.30%
   33,800  Abbott Laboratories ......................................... 04/18/00 to 04/19/00     5.970 to 5.990          33,701,195
   50,000  Bayer Corporation ...........................................       04/05/00                6.000              49,966,667
   25,000  Glaxo Wellcome Incorporated .................................       04/11/00                6.000              24,958,333
   10,000  Merck & Company Incorporated ................................       04/17/00                5.950               9,973,555
   60,774  Pfizer Incorporated ......................................... 04/03/00 to 04/17/00     5.800 to 5.980          60,647,510
    5,800  Schering Corporation ........................................       04/04/00                5.930               5,797,134
   15,000  Warner Lambert Company ......................................       04/10/00                5.880              14,977,950
                                                                                                                      --------------
                                                                                                                         200,022,344
                                                                                                                      --------------

ELECTRONICS--0.44%
   26,875  Motorola Credit Corporation .................................       04/27/00                5.850              26,761,453
                                                                                                                      --------------

ENERGY--1.14%
   39,105  Exxon Imperial U.S. Incorporated ............................       04/03/00                5.860              39,092,269
   30,000  Texaco Incorporated .........................................       04/12/00                6.020              29,944,817
                                                                                                                      --------------
                                                                                                                          69,037,086
                                                                                                                      --------------

FINANCE-CONDUIT--2.80%
   72,288  MetLife Funding Incorporated ................................ 04/04/00 to 04/05/00     5.860 to 5.870          72,247,783
   97,060  UBS Finance (Delaware) LLC .................................. 04/03/00 to 04/06/00     5.970 to 6.250          97,022,896
                                                                                                                      --------------
                                                                                                                         169,270,679
                                                                                                                      --------------

FINANCE-CONSUMER--0.33%
   20,000  Household Finance Corporation ...............................       04/13/00                6.020              19,959,867
                                                                                                                      --------------

FINANCE-INDEPENDENT--0.28%
   16,750  National Rural Utilities Cooperative Finance Corporation ....       04/07/00                5.820              16,733,752
                                                                                                                      --------------

FINANCE-RETAIL--0.41%
   25,000  American Express Credit Company .............................       04/06/00                5.940              24,979,375
                                                                                                                      --------------

FINANCE-SUBSIDIARY--1.48%
   65,000  Deutsche Bank Financial Incorporated ........................       04/18/00           6.000 to 6.010          64,815,644
   25,000  Dresdner U.S. Finance .......................................       04/24/00                6.030              24,903,688
                                                                                                                      --------------
                                                                                                                          89,719,332
                                                                                                                      --------------

FOOD & BEVERAGE--1.25%
   20,000  Anheuser Busch Companies Incorporated .......................       04/17/00                5.918              19,997,542
   10,000  Coca Cola Enterprises Incorporated ..........................       04/11/00                5.900               9,983,611
   12,000  General Mills Incorporated ..................................       04/10/00                5.810              11,982,570
   13,650  Kellogg Company .............................................       04/10/00                5.910              13,629,832
   20,000  Sara Lee Corporation ........................................       04/06/00                5.810              19,983,861
                                                                                                                      --------------
                                                                                                                          75,577,416
                                                                                                                      --------------


                                                                               5

PAINEWEBBER CASHFUND, INC.

PRINCIPAL
 AMOUNT
 (000)                                                                      MATURITY DATES         INTEREST RATES         VALUE
---------                                                                --------------------    ------------------   --------------
COMMERCIAL PAPER@--(CONCLUDED)
INSURANCE--1.65%
$  10,000  Prudential Funding Corporation ..............................       04/06/00                5.940%         $    9,991,750
   50,000  St. Paul Companies Incorporated .............................       04/26/00                6.000              49,791,666
   38,000  Teachers Insurance & Annuity Association of America .........       04/13/00                6.000              37,924,000
    2,329  USAA Capital Corporation ....................................       04/03/00                5.930               2,328,233
                                                                                                                      --------------
                                                                                                                         100,035,649
                                                                                                                      --------------

INSURANCE-PROPERTY/CASUALTY--0.74%
   15,000  A.I. Credit Corporation .....................................       04/03/00                5.800              14,995,167
   30,000  AIG Funding Incorporated ....................................       04/13/00                5.920              29,940,800
                                                                                                                      --------------
                                                                                                                          44,935,967
                                                                                                                      --------------

MACHINERY--0.66%
   40,000  Caterpillar Financial Services ..............................       05/05/00                6.020              39,772,578
                                                                                                                      --------------

MANUFACTURING-DIVERSIFIED--0.41%
   25,000  United Technologies Corporation .............................       04/04/00                5.930              24,987,646
                                                                                                                      --------------

METALS & MINING--1.27%
   77,000  Rio Tinto America Incorporation ............................. 04/10/00 to 04/14/00     5.870 to 5.950          76,873,290
                                                                                                                      --------------

PRINTING, PUBLISHING--0.16%
   10,000  Reed Elsevier USA Incorporated ..............................       04/12/00                5.900               9,981,972
                                                                                                                      --------------

RETAIL-MERCHANDISE--0.66%
   40,000  Wal Mart Stores Incorporated ................................ 04/11/00 to 05/02/00     5.880 to 6.000          39,828,667
                                                                                                                      --------------

TELECOMMUNICATIONS--4.34%
   15,000  American Telephone & Telegraph ..............................       04/10/00                5.930              14,977,763
   65,000  Bell Atlantic Financial Services Incorporated ............... 04/05/00 to 04/25/00    5.800 to 5.850           64,876,722
   43,219  Bell Atlantic Network Funding Corporation ...................       05/04/00                6.050              42,979,315
   15,000  Bell South Capital Funding Corporation ......................       04/10/00                5.910              14,977,837
   25,000  Bell South Telecommunications ...............................       05/03/00                6.000              24,866,667
   25,000  Lucent Technology Incorporated ..............................       04/04/00                5.910              24,987,687
   75,000  SBC Communications Incorporated .............................       04/07/00          5.840 to 5.960           74,926,500
                                                                                                                      --------------
                                                                                                                         262,592,491
                                                                                                                      --------------

TRANSPORTATION SERVICES--0.66%
   40,000  United Parcel Service .......................................       04/28/00                6.010              39,819,700
                                                                                                                      --------------

UTILITY-ELECTRIC--0.34%
   14,000  Southern California Edison Company ..........................       04/17/00                6.010              13,962,604
    6,700  Southern Company ............................................       04/17/00                5.940               6,682,312
                                                                                                                      --------------
                                                                                                                          20,644,916
                                                                                                                      --------------
Total Commercial Paper (cost--$3,954,271,510) ..........................                                               3,954,271,510
                                                                                                                      --------------


6

PAINEWEBBER CASHFUND, INC.

PRINCIPAL
 AMOUNT
 (000)                                                                      MATURITY DATES         INTEREST RATES         VALUE
---------                                                                --------------------    ------------------   --------------
SHORT-TERM CORPORATE OBLIGATIONS--4.57%
ASSET BACKED-FINANCE--1.57%
$  65,000   Beta Finance Incorporated ..................................  01/19/01 to 2/22/01     6.120 to 6.770%     $   65,000,000
   30,000   Beta Finance Incorporated ..................................       04/03/00                6.350              30,000,000
                                                                                                                      --------------
                                                                                                                          95,000,000
                                                                                                                      --------------

BANKING--0.41%
   25,000  Morgan (J.P.) & Company Incorporated ........................       04/17/00                5.994              25,000,000
                                                                                                                      --------------

BROKER-DEALER--1.96%
   49,000  Merrill Lynch & Company Incorporated ........................ 02/07/01 to 02/23/01     6.740 to 6.770          48,998,459
   70,000  Merrill Lynch & Company Incorporated ........................ 04/06/00 to 04/20/00     5.879 to 6.021          69,993,818
                                                                                                                      --------------
                                                                                                                         118,992,277
                                                                                                                      --------------

FINANCE-DIVERSIFIED--0.63%
   38,000  Associates Corporation of North America .....................       04/28/00                6.060              37,994,437
                                                                                                                      --------------
Total Short-Term Corporate Obligations (cost--$276,986,714) ............                                                 276,986,714
                                                                                                                      --------------

NUMBER OF
 SHARES
---------
MUTUAL FUNDS--2.51%
145,720,750  AIM Liquid Assets Portfolio ...............................                                                 145,720,750
  6,062,137  AIM Prime Portfolio .......................................                                                   6,062,137
                                                                                                                      --------------
Total Mutual Funds (cost--$151,782,887) ................................                                                 151,782,887
                                                                                                                      --------------

Total Investments (cost--$6,046,555,904 which approximates cost for federal
         income tax purposes)--99.85% ..................................                                               6,046,555,904
Other assets in excess of liabilities--0.15% ...........................                                                   8,832,887
                                                                                                                      --------------
Net Assets (applicable to 6,056,306,665 shares outstanding at
         $1.00 per share)--100.00% .....................................                                              $6,055,388,791
                                                                                                                      --------------
                                                                                                                      --------------

-----------------
* Variable rate securities-maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of March 31, 2000 and reset periodically.
@  Interest rates shown are discount rates at date of purchase.



                       Weighted Average Maturity--34 days



                 See accompanying notes to financial statements

PAINEWEBBER CASHFUND, INC.


STATEMENT OF OPERATIONS

                                                                                                    FOR THE YEAR
                                                                                                        ENDED
                                                                                                   MARCH 31, 2000
                                                                                                   --------------
Interest income ...................................................................                  $321,169,468
                                                                                                     ------------
EXPENSES:
Investment advisory and administration ............................................                    21,045,342
Transfer agency and related services fees .........................................                     9,508,306
Reports and notices to shareholders ...............................................                       953,737
Custody and accounting ............................................................                       596,124
Legal and audit ...................................................................                       350,446
Insurance .........................................................................                       134,071
Federal and state registration ....................................................                        56,447
Directors' fees ...................................................................                        10,500
Other expenses ....................................................................                        10,478
                                                                                                     ------------
                                                                                                       32,665,451
                                                                                                     ------------
NET INVESTMENT INCOME .............................................................                   288,504,017
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ....................................                        58,356
                                                                                                     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................                  $288,562,373
                                                                                                     ------------
                                                                                                     ------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   FOR THE YEARS ENDED MARCH 31,
                                                                                 --------------------------------
                                                                                       2000              1999
                                                                                 --------------    --------------
FROM OPERATIONS:
Net investment income........................................................    $  288,504,017    $  285,091,504
Net realized gains from investment transactions..............................            58,356           401,710
                                                                                 --------------    --------------
Net increase in net assets resulting from operations.........................       288,562,373       285,493,214
                                                                                 --------------    --------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income........................................................      (288,504,017)     (285,091,504)
                                                                                 --------------    --------------
Net increase (decrease) in net assets derived from capital share transactions       (57,228,465)      428,894,939
                                                                                 --------------    --------------
Net increase (decrease) in net assets........................................       (57,170,109)      429,296,649

NET ASSETS:
Beginning of year............................................................     6,112,558,900     5,683,262,251
                                                                                 --------------    --------------
End of year..................................................................    $6,055,388,791    $6,112,558,900
                                                                                 --------------    --------------
                                                                                 --------------    --------------


                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   PaineWebber Cashfund, Inc. (the "Fund"), was organized under the laws of Maryland on January 20, 1978 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   VALUATION AND ACCOUNTING FOR INVESTMENTS--Investments are valued at amortized cost which approximates market value. Investment transactions are accounted for on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

   REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

   The Fund's Board of Directors has approved an investment advisory and administration contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, PaineWebber receives compensation from the Fund, computed daily and paid monthly equivalent to 0.500% per annum of the Fund's first $500 million of average daily net assets; 0.425% of the next $500 million; 0.390% of the next $500 million; 0.380% of the next $500 million; 0.350% of the next $500 million; 0.345% of the next $1.0 billion; 0.325% of the next $500 million; 0.315% of the next $500 million; 0.300% of the next $500 million; 0.290% of the next $500 million; and 0.280% of average daily net assets in excess of $5.5 billion. At March 31, 2000, the Fund owed PaineWebber $1,817,071 in investment advisory and administration fees.

NOTES TO FINANCIAL STATEMENTS


   Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber, serves as sub-adviser to the Fund pursuant to a Sub-Advisory Contract between PaineWebber and Mitchell Hutchins. In accordance with the sub-advisory contract, PaineWebber (not the Fund) pays Mitchell Hutchins for sub-advisory services provided.

TRANSFER AGENCY RELATED SERVICE FEES

   PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc., the Fund's transfer agent, and is compensated for these services by PFPC Inc., not the Fund. For the year ended March 31, 2000, PaineWebber received from PFPC Inc., not the Fund, approximately 56% of the total transfer agency and related service fees collected by PFPC Inc. from the Fund.

OTHER LIABILITIES

   At March 31, 2000, dividends payable to shareholders was $3,628,404.

FEDERAL TAX STATUS

   The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

   At March 31, 2000, the Fund had a net capital loss carryforward of $746,604. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized gains, and will expire by March 31, 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

CAPITAL SHARE TRANSACTIONS

   There are 20 billion shares of $0.001 par value authorized shares of common stock. Transactions in capital shares, at $1.00 per share, were as follows:

                                                   FOR THE YEARS ENDED MARCH 31,
                                                 ---------------------------------
                                                       2000              1999
                                                 ---------------   ---------------
Shares sold....................................   23,824,183,354    21,758,169,027
Shares repurchased.............................  (24,164,268,560)  (21,606,489,535)
Dividends reinvested...........................      282,856,741       277,215,447
                                                 ---------------   ---------------
Net increase (decrease) in shares outstanding..      (57,228,465)      428,894,939
                                                 ---------------   ---------------
                                                 ---------------   ---------------

PAINEWEBBER CASHFUND, INC.


FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                                            FOR THE YEARS ENDED MARCH 31,
                                                        --------------------------------------------------------------
                                                           2000         1999         1998         1997         1996
                                                        ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of year ................     $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                        ----------   ----------   ----------   ----------   ----------
Net investment income .............................         0.0486       0.0487       0.0511       0.0482       0.0523
Dividends from net investment income ..............        (0.0486)     (0.0487)     (0.0511)     (0.0482)     (0.0523)
                                                        ----------   ----------   ----------   ----------   ----------
Net asset value, end of year ......................     $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                        ----------   ----------   ----------   ----------   ----------
                                                        ----------   ----------   ----------   ----------   ----------
Total investment return(1) ........................           4.97%        4.98%        5.23%        4.93%        5.36%
                                                        ----------   ----------   ----------   ----------   ----------
                                                        ----------   ----------   ----------   ----------   ----------
Ratios/Supplemental Data:
Net assets, end of year (000's) ...................     $6,055,389   $6,112,559   $5,683,262   $5,260,468   $5,308,558
Expenses to average net assets ....................           0.55%        0.52%        0.56%        0.63%        0.60%
Net investment income to average net assets .......           4.86%        4.86%        5.11%        4.82%        5.24%

-----------------
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each year reported.

PAINEWEBBER CASHFUND INC.


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Board of Directors and Shareholders
PaineWebber Cashfund, Inc.

   We have audited the accompanying statement of net assets of PaineWebber Cashfund, Inc. (the "Fund") as of March 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Cashfund, Inc. at March 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.


                                                    /s/ Ernst & Young LLP


New York, New York
May 15, 2000

TAX INFORMATION

   We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (March 31, 2000) as to the federal tax status of distributions recieved by shareholders during such fiscal year. Accordingly, we are advising you that all distrubutions paid during the fiscal year were derived from net investment income and are taxable as ordinary income. No portion of these distributions qualifies for the dividends received deduction available to corporate shareholders.

   Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

   Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect to calendar year 2000. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2001. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

--------------------------------------------------------------------------------


DIRECTORS

E. Garrett Bewkes, Jr.              Meyer Feldberg
CHAIRMAN
                                    George W. Gowen
Margo N. Alexander
                                    Frederic V. Malek
Richard Q. Armstrong
                                    Carl W. Schafer
Richard R. Burt
                                    Brian M. Storms
Mary C. Farrell


PRINCIPAL OFFICERS

Margo N. Alexander                  Dennis L. McCauley
PRESIDENT                           VICE PRESIDENT

Dianne E. O'Donnell                 Susan P. Ryan
VICE PRESIDENT AND SECRETARY        VICE PRESIDENT

Paul H. Schubert
VICE PRESIDENT AND TREASURER


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019



SUB-ADVISER AND SUB-ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

                                  PAINEWEBBER

------------------------------------------------------------------------
                                                    CASHFUND, INC.




                                                    ANNUAL REPORT




                                                    MARCH 31, 2000



                                  PAINEWEBBER
                        -C-2000 PaineWebber Incorporated
                               All rights reserved
                                   Member SIPC